Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 15, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 05, 2024
Interest Rate							5.00%	1.00%
Outstanding balance						$ 0			$ 150,000
Share price						$ 0.05		$ 0.35
Accrued interest						$ 139,334	$ 77,287
Convertible Note Interest Rate				13.00%		13.00%		10.00%
Original Issue Discount Rate								7.00%
Debt Discount						$ 28,000
Unamortized Debt Discount		$ 0		$ 0		0
Number of shares, value						852,179	2,308,674
Accrued compensation		683,267		683,267		608,500	252,750
Gain (loss) on settlement of debt		0	$ 115,085	0	$ 115,085	115,085	(80,532)
Accrued interest		132,272		132,272		59,071	26,749
Repayments on loan payable - related party								$ (9,136)
Operating expenses		233,179	391,903	1,990,751	1,222,174	2,007,572	2,426,539
Convertible notes payable related parties		500,000		500,000		500,000
Accrued liabilities - related parties		0		0
Maturity date	Dec. 31, 2026
Robert Denser [Member]
Loan To Company								$ 93,000
Interest Rate								10.00%
Share price								$ 0.35
Accrued interest		41,923		41,923		29,315	14,438
Convertible Note Interest Rate								10.00%
Original Issue Discount Rate								7.00%
Maturity Of Convertible Notes Payable								December 31, 2023
Conversion Of Common Stock								$ 0.35
Debt Discount								$ 7,000
Unamortized Debt Discount		0		0		0	0
Brian Thom [Member]
Interest Rate								10.00%
Share price								$ 0.35
Accrued interest		191,919		191,919		139,334
Original Issue Discount Rate								7.00%
Maturity Of Convertible Notes Payable								December 31, 2023
Conversion Of Common Stock								$ 0.35
Debt Discount								$ 28,000
Unamortized Debt Discount		0		0		0
Principal amount converted to convertible note payable								$ 372,000
Bottoms [Member]
Interest Rate	10.00%
Tops [Member]
Interest Rate	13.00%
Accrued liabilities Related Parties [Member]
Interest expense - related party		21,731	$ 19,231	65,193	$ 57,693	76,924	75,462
Debt discount amortization related to OID						0	21,669
Officers And Directors [Member]
Interest Rate								10.00%
Original Issue Discount Rate								7.00%
Maturity Of Convertible Notes Payable								December 31, 2023
Conversion Of Common Stock								$ 0.35
Unamortized Debt Discount						0	$ 0
Principal amount converted to convertible note payable								$ 372,000
Number of shares issued							1,204,688
Number of shares, value							$ 271,031
Accrued compensation							218,250
Gain (loss) on settlement of debt							52,781
Loans payable related parties [Member]
Interest Rate								10.00%
Outstanding balance							0
Interest expense - related party						0	222
Accrued interest							446
Repayments on loan payable - related party								$ (4,000)
Operating expenses				20,000			4,000
Accrued interest - related party		20,000		20,000		0	0
Related parties [Member]
Accrued interest						168,649	$ 91,725
Accrued interest		$ 233,842		$ 233,842		$ 168,649